Stockholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Stock Incentive Plans
Stock based compensation expense recognized		$ 660,000
Granted as of:
Granted (in shares)		0
Options | 2002
Granted as of:
Granted (in shares)		40,000
Granted (in dollars per share)		$ 1.00
Options | 2002
Granted as of:
Granted (in shares)		31,496
Granted (in dollars per share)		$ 1.27
Options | 2003
Granted as of:
Granted (in shares)		30,768
Granted (in dollars per share)		$ 1.30
Options | 2004
Granted as of:
Granted (in shares)		320,000
Granted (in dollars per share)		$ 1.58
Options | 2005
Granted as of:
Granted (in shares)		300,000
Granted (in dollars per share)		$ 5.91
Options | 2006
Granted as of:
Granted (in shares)		450,000
Granted (in dollars per share)		$ 1.02
Restricted stock and RSUs
Granted as of:
Number of restricted shares issued		650,363	1,051,941	2,542,320
Restricted stock and RSUs | 2007
Granted as of:
Number of restricted shares issued		320,000
Restricted stock and RSUs | 2008
Granted as of:
Number of restricted shares issued		473,455
Restricted stock and RSUs | 2009
Granted as of:
Number of restricted shares issued		371,436
Restricted stock and RSUs | 2010
Granted as of:
Number of restricted shares issued		131,828
Restricted stock and RSUs | 2012
Granted as of:
Number of restricted shares issued		617,449
Restricted stock and RSUs | 2014
Granted as of:
Number of restricted shares issued		219,678
RSUs
Granted as of:
Number of restricted shares issued		362,242	631,059	1,871,539
Restated Plan
Stock Incentive Plans
Number of shares available for issuance		3,085,935
Number of shares of common stock authorized for issuance	6,825,000
Maximum number of shares that can be awarded to any employee in one year	1,250,000
Exercise period	10 years
Restated Plan | RSUs
Stock Incentive Plans
Right to receive a specified number of shares of common stock for each unit on vesting date		1